Fair value of financial instruments - Disclosure of analysis of movements in Level 3 assets and liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in fair value measurement, assets (liabilities)
Derivative financial assets	£ 256,836	£ 302,380
Derivative financial instruments	250,044	289,620
Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	20,795
Ending balance, financial assets	19,378	20,795
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(7,469)
Ending balance, financial liabilities	(6,243)	(7,469)
Level 3 | Interest rate derivatives
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	2,362
Ending balance, financial assets	2,211	2,362
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(2,858)
Ending balance, financial liabilities	(1,701)	(2,858)
Level 3 | Foreign exchange derivatives
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	1,513
Ending balance, financial assets	111	1,513
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(1,474)
Ending balance, financial liabilities	(91)	(1,474)
Level 3 | Credit derivatives
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	290
Ending balance, financial assets	241	290
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(603)
Ending balance, financial liabilities	(820)	(603)
Level 3 | Equity derivatives
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	1,009
Ending balance, financial assets	977	1,009
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(1,428)
Ending balance, financial liabilities	(2,041)	(1,428)
Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets (liabilities)
Beginning balance, Assets (liabilities) net	13,326	9,552
Purchases, fair value measurement, assets (liabilities) net	7,239	16,739
Sales, fair value measurement, assets (liabilities) net	(6,393)	(10,847)
Issues, fair value measurement, assets (liabilities) net	(403)	(98)
Settlements, fair value measurement, assets (liabilities) net	(1,951)	(1,547)
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net	(3)	(1)
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	1,686	456
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	(415)	148
Ending balance, Assets (liabilities) net	13,135	13,326
Derivative financial assets	3,540	5,174
Derivative financial instruments	4,653	6,363
Recurring fair value measurement | Level 3 | Net assets (liabilities) at fair value through profit or loss, category trading income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	(10)	(1,012)
Recurring fair value measurement | Level 3 | Net assets (liabilities) at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	59	(64)
Recurring fair value measurement | Level 3 | Investment properties
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	5	7
Purchases, fair value measurement, assets	0	0
Sales, fair value measurement, assets	(4)	(1)
Issues, fair value measurement, assets		0
Settlements, fair value measurement, assets	0	0
Total gains or (losses) recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Ending balance, financial assets	2	5
Recurring fair value measurement | Level 3 | Investment properties | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	0	0
Recurring fair value measurement | Level 3 | Investment properties | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	1	(1)
Recurring fair value measurement | Level 3 | Net derivative financial instruments
Reconciliation of changes in fair value measurement, assets (liabilities)
Beginning balance, Assets (liabilities) net	(1,189)	(2,049)
Purchases, fair value measurement, assets (liabilities) net	(640)	(433)
Sales, fair value measurement, assets (liabilities) net	24	(2)
Issues, fair value measurement, assets (liabilities) net	0	0
Settlements, fair value measurement, assets (liabilities) net	83	438
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	388	431
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	313	537
Ending balance, Assets (liabilities) net	(1,113)	(1,189)
Recurring fair value measurement | Level 3 | Net derivative financial instruments | Net assets (liabilities) at fair value through profit or loss, category trading income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	(92)	(111)
Recurring fair value measurement | Level 3 | Net derivative financial instruments | Net assets (liabilities) at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	0	0
Recurring fair value measurement | Level 3 | Trading portfolio liabilities
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(56)	(27)
Purchases, fair value measurement, liabilities	(367)	(23)
Sales, fair value measurement, liabilities	45	8
Issues, fair value measurement, liabilities	0	0
Settlements, fair value measurement, liabilities	0	0
Total gains or (losses) recognised in OCI, liabilities	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	0	(27)
Transfers out of Level 3 of fair value hierarchy, liabilities	10	4
Ending balance, financial liabilities	(368)	(56)
Recurring fair value measurement | Level 3 | Trading portfolio liabilities | Financial liabilities at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains and (losses) in the period recognised in the income statement, liabilities	0	9
Recurring fair value measurement | Level 3 | Trading portfolio liabilities | Financial liabilities at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains and (losses) in the period recognised in the income statement, liabilities	0	0
Recurring fair value measurement | Level 3 | Financial liabilities designated at fair value
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(1,050)	(410)
Purchases, fair value measurement, liabilities	(40)	(286)
Sales, fair value measurement, liabilities	0	0
Issues, fair value measurement, liabilities	(403)	(98)
Settlements, fair value measurement, liabilities	0	82
Total gains or (losses) recognised in OCI, liabilities	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	(147)	(448)
Transfers out of Level 3 of fair value hierarchy, liabilities	459	40
Ending balance, financial liabilities	(1,222)	(1,050)
Recurring fair value measurement | Level 3 | Financial liabilities designated at fair value | Financial liabilities at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains and (losses) in the period recognised in the income statement, liabilities	(38)	70
Recurring fair value measurement | Level 3 | Financial liabilities designated at fair value | Financial liabilities at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains and (losses) in the period recognised in the income statement, liabilities	(3)	0
Recurring fair value measurement | Level 3 | Interest rate derivatives | Net derivative financial instruments
Reconciliation of changes in fair value measurement, assets (liabilities)
Beginning balance, Assets (liabilities) net	(496)	(260)
Purchases, fair value measurement, assets (liabilities) net	130	(216)
Sales, fair value measurement, assets (liabilities) net	(31)	0
Issues, fair value measurement, assets (liabilities) net	0	0
Settlements, fair value measurement, assets (liabilities) net	58	54
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	326	431
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	436	(38)
Ending balance, Assets (liabilities) net	510	(496)
Recurring fair value measurement | Level 3 | Interest rate derivatives | Net derivative financial instruments | Net assets (liabilities) at fair value through profit or loss, category trading income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	87	(467)
Recurring fair value measurement | Level 3 | Interest rate derivatives | Net derivative financial instruments | Net assets (liabilities) at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	0	0
Recurring fair value measurement | Level 3 | Foreign exchange derivatives | Net derivative financial instruments
Reconciliation of changes in fair value measurement, assets (liabilities)
Beginning balance, Assets (liabilities) net	39	2
Purchases, fair value measurement, assets (liabilities) net	0	0
Sales, fair value measurement, assets (liabilities) net	0	0
Issues, fair value measurement, assets (liabilities) net	0	0
Settlements, fair value measurement, assets (liabilities) net	37	(6)
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	11	0
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	(52)	16
Ending balance, Assets (liabilities) net	20	39
Recurring fair value measurement | Level 3 | Foreign exchange derivatives | Net derivative financial instruments | Net assets (liabilities) at fair value through profit or loss, category trading income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	(15)	27
Recurring fair value measurement | Level 3 | Foreign exchange derivatives | Net derivative financial instruments | Net assets (liabilities) at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	0	0
Recurring fair value measurement | Level 3 | Credit derivatives | Net derivative financial instruments
Reconciliation of changes in fair value measurement, assets (liabilities)
Beginning balance, Assets (liabilities) net	(313)	(386)
Purchases, fair value measurement, assets (liabilities) net	(351)	(4)
Sales, fair value measurement, assets (liabilities) net	56	(2)
Issues, fair value measurement, assets (liabilities) net	0	0
Settlements, fair value measurement, assets (liabilities) net	(15)	57
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	51	11
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	(5)	(12)
Ending balance, Assets (liabilities) net	(579)	(313)
Recurring fair value measurement | Level 3 | Credit derivatives | Net derivative financial instruments | Net assets (liabilities) at fair value through profit or loss, category trading income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	(2)	23
Recurring fair value measurement | Level 3 | Credit derivatives | Net derivative financial instruments | Net assets (liabilities) at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	0	0
Recurring fair value measurement | Level 3 | Equity derivatives | Net derivative financial instruments
Reconciliation of changes in fair value measurement, assets (liabilities)
Beginning balance, Assets (liabilities) net	(419)	(1,405)
Purchases, fair value measurement, assets (liabilities) net	(419)	(213)
Sales, fair value measurement, assets (liabilities) net	(1)	0
Issues, fair value measurement, assets (liabilities) net	0	0
Settlements, fair value measurement, assets (liabilities) net	3	333
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	0	(11)
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	(66)	571
Ending balance, Assets (liabilities) net	(1,064)	(419)
Recurring fair value measurement | Level 3 | Equity derivatives | Net derivative financial instruments | Net assets (liabilities) at fair value through profit or loss, category trading income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	(162)	306
Recurring fair value measurement | Level 3 | Equity derivatives | Net derivative financial instruments | Net assets (liabilities) at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	0	0
Corporate debt | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	1,677
Ending balance, financial assets	1,867	1,677
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(49)
Ending balance, financial liabilities	(352)	(49)
Loans | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	11,233
Ending balance, financial assets	10,614	11,233
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	0
Ending balance, financial liabilities	0	0
Private equity investments | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	1,291
Ending balance, financial assets	1,375	1,291
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(8)
Ending balance, financial liabilities	(10)	(8)
Reverse repurchase and repurchase agreements | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	37
Ending balance, financial assets	209	37
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(434)
Ending balance, financial liabilities	(517)	(434)
Other | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	1,383
Ending balance, financial assets	1,773	1,383
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(615)
Ending balance, financial liabilities	(711)	(615)
Trading portfolio assets | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	6,480	2,281
Purchases, fair value measurement, assets	3,394	8,068
Sales, fair value measurement, assets	(3,023)	(3,229)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(602)	(335)
Total gains or (losses) recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	1,059	372
Transfers out of Level 3 of fair value hierarchy, assets	(810)	(331)
Ending balance, financial assets	6,509	6,480
Trading portfolio assets | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	11	(346)
Trading portfolio assets | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	0	0
Trading portfolio assets | Corporate debt | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	597	389
Purchases, fair value measurement, assets	352	394
Sales, fair value measurement, assets	(146)	(182)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(220)	(18)
Total gains or (losses) recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	56	87
Transfers out of Level 3 of fair value hierarchy, assets	(34)	(34)
Ending balance, financial assets	681	597
Trading portfolio assets | Corporate debt | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	76	(39)
Trading portfolio assets | Corporate debt | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	0	0
Trading portfolio assets | Loans | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	4,837	758
Purchases, fair value measurement, assets	1,425	7,009
Sales, fair value measurement, assets	(1,734)	(2,635)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(382)	(19)
Total gains or (losses) recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	384	10
Transfers out of Level 3 of fair value hierarchy, assets	(27)	(22)
Ending balance, financial assets	4,469	4,837
Trading portfolio assets | Loans | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	(34)	(264)
Trading portfolio assets | Loans | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	0	0
Trading portfolio assets | Other | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	1,046	1,134
Purchases, fair value measurement, assets	1,617	665
Sales, fair value measurement, assets	(1,143)	(412)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	(298)
Total gains or (losses) recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	619	275
Transfers out of Level 3 of fair value hierarchy, assets	(749)	(275)
Ending balance, financial assets	1,359	1,046
Trading portfolio assets | Other | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	(31)	(43)
Trading portfolio assets | Other | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	0	0
Financial assets at fair value through the income statement | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	9,125	9,712
Purchases, fair value measurement, assets	3,966	9,413
Sales, fair value measurement, assets	(3,435)	(7,623)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(1,429)	(1,700)
Total gains or (losses) recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	239	122
Transfers out of Level 3 of fair value hierarchy, assets	(387)	(102)
Ending balance, financial assets	8,249	9,125
Financial assets at fair value through the income statement | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	109	(634)
Financial assets at fair value through the income statement | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	61	(63)
Financial assets at fair value through the income statement | Corporate debt | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	1,080	816
Purchases, fair value measurement, assets	40	405
Sales, fair value measurement, assets	(145)	0
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	(189)
Total gains or (losses) recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	(89)	0
Ending balance, financial assets	888	1,080
Financial assets at fair value through the income statement | Corporate debt | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	10	48
Financial assets at fair value through the income statement | Corporate debt | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	(8)	0
Financial assets at fair value through the income statement | Loans | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	6,396	7,608
Purchases, fair value measurement, assets	3,630	8,689
Sales, fair value measurement, assets	(3,263)	(7,559)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(1,361)	(1,485)
Total gains or (losses) recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	213	49
Transfers out of Level 3 of fair value hierarchy, assets	(165)	(102)
Ending balance, financial assets	5,612	6,396
Financial assets at fair value through the income statement | Loans | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	176	(804)
Financial assets at fair value through the income statement | Loans | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	(14)	0
Financial assets at fair value through the income statement | Private equity investments | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	1,284	1,095
Purchases, fair value measurement, assets	97	192
Sales, fair value measurement, assets	(26)	(64)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(6)	(24)
Total gains or (losses) recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	56
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Ending balance, financial assets	1,371	1,284
Financial assets at fair value through the income statement | Private equity investments | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	(64)	95
Financial assets at fair value through the income statement | Private equity investments | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	86	(66)
Financial assets at fair value through the income statement | Reverse repurchase and repurchase agreements | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	37	13
Purchases, fair value measurement, assets	166	0
Sales, fair value measurement, assets	0	0
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	0
Total gains or (losses) recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Ending balance, financial assets	209	37
Financial assets at fair value through the income statement | Reverse repurchase and repurchase agreements | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	6	24
Financial assets at fair value through the income statement | Reverse repurchase and repurchase agreements | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	0	0
Financial assets at fair value through the income statement | Other | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	328	180
Purchases, fair value measurement, assets	33	127
Sales, fair value measurement, assets	(1)	0
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(62)	(2)
Total gains or (losses) recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	26	17
Transfers out of Level 3 of fair value hierarchy, assets	(133)	0
Ending balance, financial assets	169	328
Financial assets at fair value through the income statement | Other | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	(19)	3
Financial assets at fair value through the income statement | Other | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	(3)	3
Financial assets at fair value through other comprehensive income | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	11	38
Purchases, fair value measurement, assets	926	0
Sales, fair value measurement, assets	0	0
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(3)	(32)
Total gains or (losses) recognised in OCI, assets	(3)	(1)
Transfers into Level 3 of fair value hierarchy, assets	147	6
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Ending balance, financial assets	1,078	11
Financial assets at fair value through other comprehensive income | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	0	0
Financial assets at fair value through other comprehensive income | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	0	0
Financial assets at fair value through other comprehensive income | Corporate debt | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	0
Purchases, fair value measurement, assets	193
Sales, fair value measurement, assets	0
Issues, fair value measurement, assets	0
Settlements, fair value measurement, assets	0
Total gains or (losses) recognised in OCI, assets	0
Transfers into Level 3 of fair value hierarchy, assets	105
Transfers out of Level 3 of fair value hierarchy, assets	0
Ending balance, financial assets	298	0
Financial assets at fair value through other comprehensive income | Corporate debt | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	0
Financial assets at fair value through other comprehensive income | Corporate debt | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	0
Financial assets at fair value through other comprehensive income | Loans | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	0
Purchases, fair value measurement, assets	533
Sales, fair value measurement, assets	0
Issues, fair value measurement, assets	0
Settlements, fair value measurement, assets	0
Total gains or (losses) recognised in OCI, assets	0
Transfers into Level 3 of fair value hierarchy, assets	0
Transfers out of Level 3 of fair value hierarchy, assets	0
Ending balance, financial assets	533	0
Financial assets at fair value through other comprehensive income | Loans | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	0
Financial assets at fair value through other comprehensive income | Loans | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	0
Financial assets at fair value through other comprehensive income | Private equity investments | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	7	0
Purchases, fair value measurement, assets	0	0
Sales, fair value measurement, assets	0	0
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	0
Total gains or (losses) recognised in OCI, assets	(3)	1
Transfers into Level 3 of fair value hierarchy, assets	0	6
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Ending balance, financial assets	4	7
Financial assets at fair value through other comprehensive income | Private equity investments | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	0	0
Financial assets at fair value through other comprehensive income | Private equity investments | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	0	0
Financial assets at fair value through other comprehensive income | Other | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	4	38
Purchases, fair value measurement, assets	200	0
Sales, fair value measurement, assets	0	0
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(3)	(32)
Total gains or (losses) recognised in OCI, assets	0	(2)
Transfers into Level 3 of fair value hierarchy, assets	42	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Ending balance, financial assets	243	4
Financial assets at fair value through other comprehensive income | Other | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	0	0
Financial assets at fair value through other comprehensive income | Other | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	£ 0	£ 0